Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
REX Bitcoin Corporate Treasury Convertible Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Rex Bitcoin Corporate Treasury Convertible Bond ETF
Class Name	Rex Bitcoin Corporate Treasury Convertible Bond ETF
Trading Symbol	BMAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX Bitcoin Corporate Treasury Convertible Bond ETF for the period of March 14, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/bmax/. You can also request this information by contacting us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/bmax/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rex Bitcoin Corporate Treasury Convertible Bond ETF	$98¹	1.26%²

¹ Costs are for the period of March 14, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 98	[1]
Expense Ratio, Percent	1.26%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of March 14, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

Fund Performance

For the period of March 14, 2025 to December 31, 2025, the REX Bitcoin Corporate Treasury Convertible Bond ETF (the “Fund”) returned -5.98% In comparison, the Bloomberg US Aggregate Bond Index returned 5.11% for the same period.

Key Factors Affecting Performance

•   Several companies underlying the Fund’s convertible bond holdings experienced equity declines during the period, including GameStop (-8.52%), Trump Media & Technology Group (-30.93%), Marathon Digital Holdings (-26.15%), and MicroStrategy (-42.28%). These declines reduced the equity-linked value of the Fund’s convertible securities and negatively affected their market prices.

•   Riot Platforms’ equity appreciated by 73.32% during the period, providing partial support to portfolio performance. However, this increase was not sufficient to offset losses across other major holdings.

•   All of the Fund’s principal issuers maintain significant exposure to bitcoin through corporate treasury strategies financed in part through convertible bond issuance. During periods of declining bitcoin prices, these companies’ equity values tend to experience amplified volatility, which in turn pressures the valuation of their associated convertible securities and contributed to variability in the Fund’s results during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (03/14/25)
REX Bitcoin Corporate Treasury Convertible Bond ETF	-5.98%
Bloomberg US Aggregate Bond Index	5.11%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, MBS, ABS and CMBS.

For more recent performance information visit www.rexshares.com/bmax/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Mar. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/bmax/
Net Assets	$ 5,876,121
Holdings Count	14
Advisory Fees Paid, Amount	$ 69,256
Investment Company, Portfolio Turnover	17.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$5,876,121
Number of Holdings	14
Total Net Advisory Fee	$69,256
Portfolio Turnover Rate	17.92%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Sector Breakdown

Top 10 Holdings

Strategy, Inc. 12/1/2029	22.68%
Strategy, Inc. 3/1/2030	13.32%
GameStop Corp. 4/1/2030	12.28%
Strategy, Inc. 9/15/2028	9.25%
Trump Media & Technology Group Corp. 5/29/2028	7.86%
Strategy, Inc. 3/15/2030	7.79%
Strategy, Inc. 6/15/2032	6.86%
Mara Holdings, Inc. 3/1/2030	6.04%
Mara Holdings, Inc. 6/1/2031	5.98%
Riot Platforms, Inc. 1/15/2030	5.31%

Largest Holdings [Text Block]

Top 10 Holdings

Strategy, Inc. 12/1/2029	22.68%
Strategy, Inc. 3/1/2030	13.32%
GameStop Corp. 4/1/2030	12.28%
Strategy, Inc. 9/15/2028	9.25%
Trump Media & Technology Group Corp. 5/29/2028	7.86%
Strategy, Inc. 3/15/2030	7.79%
Strategy, Inc. 6/15/2032	6.86%
Mara Holdings, Inc. 3/1/2030	6.04%
Mara Holdings, Inc. 6/1/2031	5.98%
Riot Platforms, Inc. 1/15/2030	5.31%

[1]	Costs are for the period of March 14, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.